Ordinary shares, share premium, and other equity - AT1 Equity instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total AT1 equity instruments	£ 8,323	£ 7,595
AT1 equity instruments [member] | Barclays PLC [member]
Total AT1 equity instruments		7,595
AT1 equity instruments [member] | 6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		715
Initial call date	2019
AT1 equity instruments [member] | 6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		860
Initial call date	2019
AT1 equity instruments [member] | 8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		836
Initial call date	2020
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		1,000
Initial call date	2022
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		1,136
Initial call date	2022
AT1 equity instruments [member] | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		500
Initial call date	2023
AT1 equity instruments [member] | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		1,925
Initial call date	2023
AT1 equity instruments [member] | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Total AT1 equity instruments		£ 623
Initial call date	2024